Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 6.375% Senior Notes (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 8,768	$ 40,144	$ 21,520	$ 12,043	$ 4,365	$ 83,680
Accounts receivable, net	427,191	359,929		413,743
Current deferred tax asset	14,850	17,877		18,305
Prepaid income taxes	12,219	3,895		9,497
Other current assets	38,077	31,818		29,822
Total Current Assets	501,105	453,663		483,410
Property and equipment, net	498,808	501,552		510,028
Goodwill	1,641,796	1,640,534		1,631,716	1,631,252
Other identifiable intangibles	71,713	71,745		72,123
Other assets	131,633	92,819		73,461
Total Assets	2,845,055	2,760,313	2,778,414	2,770,738	2,719,572
Current Liabilities:
Bank overdrafts	19,461	17,836		16,609
Current portion of long-term debt and notes payable	13,230	11,646		10,848
Accounts payable	86,914	89,547		95,618
Accrued payroll	76,289	88,586		82,888
Accrued vacation	60,304	55,714		51,250
Accrued interest	9,057	18,759		11,980
Accrued other	94,127	107,280		111,343
Due to third party payors	6,295	1,078		5,526
Total Current Liabilities	365,677	390,446		386,062
Long-term debt, net of current portion	1,517,728	1,291,297		1,218,650
Non-current deferred tax liability	89,676	89,510		82,028
Other non-current liabilities	70,647	68,502		64,905
Total Liabilities	2,043,728	1,839,755		1,751,645
Redeemable non-controlling interests	12,520	10,811		8,988
Stockholder's Equity:
Common stock	0	0		0
Capital in excess of par	864,557	859,839		848,844
Retained earnings (accumulated deficit)	(106,258)	21,478		134,602
Total Select Medical Corporation Stockholder's Equity	758,299	881,317		983,446
Non-controlling interests	30,508	28,430		26,659
Total Equity	788,807	909,747		1,010,105	1,107,890	1,058,378
Total Liabilities and Equity	2,845,055	2,760,313		2,770,738
Select Medical Corporation (Parent Company Only)
Current Assets:
Cash and cash equivalents	5,053	35,070	18,100	11,427	149	80,940
Current deferred tax asset	8,844	12,383		11,415
Prepaid income taxes	12,219	3,895		9,497
Other current assets	7,910	5,600		6,340
Total Current Assets	34,026	56,948		38,679
Property and equipment, net	15,417	16,344		14,641
Investment in affiliates	3,001,006	2,930,022		2,751,776
Non-current deferred tax asset	7,129	5,107		2,509
Other assets	34,220	28,680		31,128
Total Assets	3,091,798	3,037,101		2,838,733
Current Liabilities:
Bank overdrafts	19,461	17,836		16,609
Current portion of long-term debt and notes payable	9,050	8,916		8,853
Accounts payable	6,531	4,674		7,353
Intercompany payables	1,102,333	1,124,173		978,985
Accrued payroll	573	186		229
Accrued vacation	4,634	4,249		3,703
Accrued interest	7,927	17,955		11,843
Accrued other	48,367	58,650		47,829
Total Current Liabilities	1,198,876	1,236,639		1,075,404
Long-term debt, net of current portion	1,085,867	872,671		733,328
Other non-current liabilities	48,756	46,474		46,555
Total Liabilities	2,333,499	2,155,784		1,855,287
Stockholder's Equity:
Common stock	0	0		0
Capital in excess of par	864,557	859,839		848,844
Retained earnings (accumulated deficit)	(106,258)	21,478		134,602
Total Select Medical Corporation Stockholder's Equity	758,299	881,317		983,446
Total Equity	758,299	881,317		983,446
Total Liabilities and Equity	3,091,798	3,037,101		2,838,733
Subsidiary Guarantors
Current Assets:
Cash and cash equivalents	2,501	3,734	2,798		3,567	2,298
Accounts receivable, net	363,430	308,043		369,321
Current deferred tax asset	1,701	1,060		3,221
Intercompany receivables	995,840	1,021,479		880,537
Other current assets	25,425	19,655		19,407
Total Current Assets	1,388,897	1,353,971		1,272,486
Property and equipment, net	424,392	425,677		440,736
Investment in affiliates	87,070	82,475		83,772
Goodwill	1,641,796	1,640,534		1,631,716
Other identifiable intangibles	71,713	71,745		72,123
Other assets	96,805	63,447		41,480
Total Assets	3,710,673	3,637,849		3,542,313
Current Liabilities:
Current portion of long-term debt and notes payable	2,195	1,059		390
Accounts payable	68,785	72,213		76,207
Accrued payroll	75,542	88,096		82,518
Accrued vacation	47,909	44,508		41,305
Accrued interest	1,130	804		137
Accrued other	36,500	39,876		56,113
Due to third party payors	2,745			13,633
Total Current Liabilities	234,806	246,556		270,303
Long-term debt, net of current portion	367,718	358,104		425,315
Non-current deferred tax liability	87,637	85,287		75,750
Other non-current liabilities	21,688	20,275		17,970
Total Liabilities	711,849	710,222		789,338
Stockholder's Equity:
Retained earnings (accumulated deficit)	861,889	790,692		627,120
Subsidiary investment	2,136,935	2,136,935		2,125,855
Total Select Medical Corporation Stockholder's Equity	2,998,824	2,927,627		2,752,975
Total Equity	2,998,824	2,927,627		2,752,975
Total Liabilities and Equity	3,710,673	3,637,849		3,542,313
Non-Guarantor Subsidiaries
Current Assets:
Cash and cash equivalents	1,214	1,340	622	616	649	442
Accounts receivable, net	63,761	53,531		52,529
Current deferred tax asset	4,305	4,434		3,669
Intercompany receivables	106,493	102,694		98,448
Other current assets	4,742	6,563		4,075
Total Current Assets	180,515	168,562		159,337
Property and equipment, net	58,999	59,531		54,651
Other assets	608	692		853
Total Assets	240,122	228,785		214,841
Current Liabilities:
Current portion of long-term debt and notes payable	1,985	1,671		1,605
Accounts payable	11,598	12,660		12,058
Accrued payroll	174	304		141
Accrued vacation	7,761	6,957		6,242
Accrued other	9,260	8,754		7,401
Due to third party payors	3,550	2,723
Total Current Liabilities	34,328	33,069		27,447
Long-term debt, net of current portion	64,143	60,522		60,007
Non-current deferred tax liability	9,168	9,330		8,787
Other non-current liabilities	203	1,753		380
Total Liabilities	107,842	104,674		96,621
Redeemable non-controlling interests	12,520	10,811		8,988
Stockholder's Equity:
Retained earnings (accumulated deficit)	25,223	21,197		23,154
Subsidiary investment	64,029	63,673		59,419
Total Select Medical Corporation Stockholder's Equity	89,252	84,870		82,573
Non-controlling interests	30,508	28,430		26,659
Total Equity	119,760	113,300		109,232
Total Liabilities and Equity	240,122	228,785		214,841
Eliminations
Current Assets:
Accounts receivable, net		(1,645)		(8,107)
Intercompany receivables	(1,102,333)	(1,124,173)		(978,985)
Total Current Assets	(1,102,333)	(1,125,818)		(987,092)
Investment in affiliates	(3,088,076)	(3,012,497)		(2,835,548)
Non-current deferred tax asset	(7,129)	(5,107)		(2,509)
Total Assets	(4,197,538)	(4,143,422)		(3,825,149)
Current Liabilities:
Intercompany payables	(1,102,333)	(1,124,173)		(978,985)
Due to third party payors		(1,645)		(8,107)
Total Current Liabilities	(1,102,333)	(1,125,818)		(987,092)
Non-current deferred tax liability	(7,129)	(5,107)		(2,509)
Total Liabilities	(1,109,462)	(1,130,925)		(989,601)
Stockholder's Equity:
Retained earnings (accumulated deficit)	(887,112)	(811,889)		(650,274)
Subsidiary investment	(2,200,964)	(2,200,608)		(2,185,274)
Total Select Medical Corporation Stockholder's Equity	(3,088,076)	(3,012,497)		(2,835,548)
Total Equity	(3,088,076)	(3,012,497)		(2,835,548)
Total Liabilities and Equity	$ (4,197,538)	$ (4,143,422)		$ (3,825,149)